Earnings Per Share - Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings
Net profit/(loss) for the year	€ (228,034)	€ (378,084)	€ (481,447)
Number of shares
Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share	60,607,131	57,891,570	56,287,060
Basic earnings per share	€ (3.76)	€ (6.53)	€ (8.55)
Diluted earnings per share	€ (3.76)	€ (6.53)	€ (8.55)